AQR Small Cap Multi-Style Fund Expense Example - AQR Small Cap Multi-Style Fund	Sep. 30, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,503
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	$ 1,041